Prepayments and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Deposits	471,078	489,191	62,381
Prepayments to suppliers	1,371,095	7,230,923	922,076
Prepaid expenses (Note 1)	17,279,167	11,754,167	1,498,874
Input VAT	4,100,393	2,889,667	368,486
Others	99,930	124,499	15,876
Total	23,321,663	22,488,447	2,867,693
Less: non-current portion	(9,804,167)	(2,166,667)	(276,290)
Current portion	13,517,496	20,321,780	2,591,403

Note 1:	The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to the unaudited interim condensed consolidated statements of operations and comprehensive income (loss) over the service period in which the services are expected to be evenly received during the service periods.